Cover	Feb. 24, 2026
Document Information Line Items
Entity Registrant Name	Piermont Valley Acquisition Corp
Entity Central Index Key	0001865248
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Feb. 24, 2026
Entity Ex Transition Period	false
Entity File Number	001-41108
Entity Incorporation State Country Code	E9
Entity Tax Identification Number	98-1598114
Entity Address Address Line 1	732 S 6th St.
Entity Address Address Line 2	#5386
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89101
City Area Code	929
Local Phone Number	792-5788
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Units Each Consisting Of One Share Of Class Common Stock And One Half Of One Warrant [Member]
Document Information Line Items
Security 12b Title	Units, each consisting of one Class A ordinary share, par value $0.0001, and one-half of one redeemable warrant
Trading Symbol	CMCAU
Class A ordinary shares, par value [Member]
Document Information Line Items
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CMCAF
Warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share [Member]
Document Information Line Items
Security 12b Title	Warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	CMCAW